For Maryland Residents Only

                             February 15, 1996

                   DELAWARE GROUP GOVERNMENT FUND, INC.
                           U.S. GOVERNMENT FUND
                              A Class Shares
                              B Class Shares
                              C Class Shares

            (Supplement to Prospectus dated November 29, 1995)

SYNOPSIS

     The following is added as the third sentence under the caption "RISK FACTORS AND SPECIAL CONSIDERATIONS" in the Synopsis on page 3:

          Certain options and futures transactions may be considered to be derivative securities.

INVESTMENT POLICIES

     The following replaces the caption "INVESTMENT POLICIES" on page 8:

          INVESTMENT POLICIES AND RISK FACTORS

     The following replaces the last sentence of the Other
Restrictions section on page 13:

          Part B sets forth other risk factors and more specific investment restrictions, some of which limit the percentage of assets of the Series which may be invested in certain types of securities.